Total
LeaderShares(R) Activist Leaders(R) ETF
FUND SUMMARY: LEADERSHARES® ACTIVIST LEADERS® ETF
Investment Objective:
The LeaderShares® Activist Leaders® ETF (the “Activist Leaders ETF” or the “Fund”) seeks to generate long-term capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Activist Leaders(R) ETF LeaderShares(R) Activist Leaders(R) ETF
Management Fees	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund's adviser provides investment advisory service, and pays most of the Fund's operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) in return for a "unitary fee."

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years
LeaderShares(R) Activist Leaders(R) ETF | LeaderShares(R) Activist Leaders(R) ETF | USD ($)	77	240

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that employs an investment approach that focuses on equity securities that are the target of shareholder activism. These equity securities are identified using a proprietary quantitative methodology built on the foundation of tracking legally mandated filings known as "13D" filings that are submitted with the Securities and Exchange Commission (“SEC”). Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires, with an activist intent, more than 5% of a company's shares to file a form with the SEC known as a Schedule 13D that discloses the investor's identity and the investor’s purpose in acquiring those shares.

The Fund’s Adviser identifies Activist Leader® investors utilizing a proprietary methodology based upon qualitative elements, including research into the effectiveness of activist investors’ achievement of stated objectives and creation of positive shareholder returns in positions that were the subject of a 13D filing by them. Because the Adviser’s identification of Activist Leaders® investors is based on ongoing research, the list of Activist Leaders® investors may change over time.

The Fund will be invested in equity securities of companies listed on a U.S. exchange with market capitalizations of at least $1 billion at the time of initial purchase. The Fund may focus its investments in a particular sector, industry or group of industries. The Fund may utilize derivatives, such as equity options and total return swap agreements, to seek to achieve its objective and for hedging purposes.

The Fund may engage in active and frequent trading.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. As with any fund, there is no guarantee that the Fund will achieve its goal. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-

U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities market or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○ Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

■ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

■ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

■ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

• Quantitative Investing Risk. The Adviser may use proprietary computer trading modeling systems to implement its investment strategies for the Fund. Investments selected using these models may perform differently than the market as a whole or from their expected performance as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund if they are accurate. These systems may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

• Activist Risk. An activist investor uses an equity stake in a company to put public pressure on the company's management team and board in order to achieve certain objectives such as the increase of shareholder value through changes in corporate policy or financing structure, or to reduce expenses. Shareholder activism can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management. Although the Fund does not intend to invest in companies for the purpose of effecting change or influencing or controlling management itself, the Fund invests in companies that the Adviser believes have potential for capital appreciation resulting from such changes. The Adviser's evaluation of companies may prove incorrect, or the efforts which they invest may not be successful, or even if successful, may have unintended affects or cause the Fund's investment to lose value.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

• Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs that may result in lower investment returns.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including options, total return swaps and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

• Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

• Market Capitalization Risk. The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty such as what was experienced in or around 2008 and presently in 2020. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate.

• Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.leadersharesetfs.com or by calling (480) 757-4277.

LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
FUND SUMMARY: LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
Investment Objective:
The LeaderShares® AlphaFactor® Tactical Focused ETF (the “Tactical ETF” or the “Fund”) seeks to generate long term capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) AlphaFactor(R) Tactical Focused ETF LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Management Fees	0.99%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund's adviser provides investment advisory service, and pays most of the Fund's operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) in return for a "unitary fee."

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | USD ($)	101	315

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that employs an investment approach that utilizes a quantitative factor-based investment methodology focused on U.S. equities. The Adviser selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, dividend yield, volatility and debt/asset ratios. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization. The Fund expects the average daily trading volume of shares in companies being selected to be in excess of 400,000 shares per day at the time of purchase, however average daily trading volume may change due to market fluctuations. In addition, the Fund expects the market capitalization of the companies in which it invests to be $1 billion and greater, however this could change due to market fluctuations. The Fund will typically be invested in a diversified portfolio of equity securities, or investments that are economically tied to equity securities (i.e., derivatives) such as equity options, of companies with market capitalizations of at least $1 billion at the time of initial purchase. The Adviser employs a multi-factor tactical risk management overlay that seeks to identify periods of above average risk. At times identified by the Adviser as above average risk, the Fund may exit positions in equity securities and become comprised primarily of money market instruments such as treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, or U.S. government bonds. Such investments can either be direct or through investments in other investment companies, including exchange-traded funds (“ETFs”). In identifying a time as above average risk, the Fund will consider multiple factors including negative market performance and negative market technical indicators such as advance versus decline breadth, as well as a proprietary set of supply and demand and economic factors.

The Fund may focus its investments in a particular sector, industry or group of industries. The Fund may utilize derivatives, such as equity options and total return swap agreements, to seek to achieve its objective and for hedging purposes.

The Fund may engage in active and frequent trading.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. As with any fund, there is no guarantee that the Fund will achieve its goal. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities market or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○ Trading Issues. Trading in shares on the New York Stock Exchange (the “NYSE”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

■ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

■ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

■ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

• Quantitative Investing Risk. The Adviser may use proprietary computer trading modeling systems to implement its investment strategies for the Fund. Investments selected using these models may perform differently than the market as a whole or from their expected performance as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund if they are accurate. These systems may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs.

• Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.

• Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

• Focus Risk. The Fund generally expects to invest in approximately 30 stocks at any given time, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

• Investment Companies and ETFs Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the investment company or ETF in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

• Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

• Market Capitalization Risk. The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty such as what was experienced in or around 2008 and presently in 2020. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Money Market Instrument Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

• New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate.

• Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

• Tactical Overlay Strategy Risk. The Adviser employs a multi-factor tactical risk management overlay that seeks to identify periods of above average risk and exit positions in equity securities during such periods of above average risk. The failure of the overlay strategy to timely or properly identify periods of above average risk may prevent the Fund from avoiding losses in bad markets or may cause the Fund to miss gains in good markets.

• U.S. Government Securities Risk. The U.S. government is not obligated to provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.leadersharesetfs.com or by calling (480) 757-4277.